CONDENDSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 0	$ 0	$ 0
Total current assets		0	0
Other Assets
Intangible assets		0	0
Total assets	0	0	0
Current liabilities
Accounts payable and accrued liabilities	183,110	1,650,728	1,500,350
Accounts payable and accrued liabilities - related party	0	612,500	537,500
Advances	127,650	127,650	127,650
Advances - Related party	80,680	80,680	80,680
Judgement payable	103,000	103,000	103,000
Notes payable - related party	7,000	7,000	7,000
Notes payable	137,116	79,771	48,167
Total current liabilities	638,556	2,661,329	2,404,347
Notes payable, net of debt discount	46,000	46,000	46,000
Total liabilities	684,556	2,707,329	2,450,347
Stockholders' deficit
Common stock, $0.0001 par value, 2,500,000,000 shares authorized, 200,183 and 200,183 shares issued and outstanding as of September 30, 2024 and December 31, 2023, respectively	20	20	20
Additional paid in capital	3,255,090	2,535,090	2,130,990
Accumulated deficit	(3,940,916)	(5,243,689)	(4,581,707)
Total stockholders' deficit	(684,556)	(2,707,329)	(2,450,347)
Total liabilities and stockholders' deficit	0	0	0
Class B Preferred Stock [Member]
Stockholders' deficit
Preferred stock, value	350	350	350
Class A Preferred Stocks [Member]
Stockholders' deficit
Preferred stock, value	900	900	0
Preferred Stock Share [Member]
Stockholders' deficit
Preferred stock, value	$ 0	$ 0	$ 0